DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of DISCONTINUED OPERATIONS [Abstract]
Disclosure of detailed information about profit loss on discontinued operations [text block]
The net (loss) earnings from Peak Mines for the year ended December 31, 2017 are as follows:

	Year ended December 31
(in millions of U.S. dollars, except per share amounts)	2017	2016
Revenues	170.5	161.0
Operating expenses	94.4	90.3
Depreciation and depletion(1)	24.6	70.3
Revenue less cost of goods sold	51.5	0.4

Exploration and business development	4.8	6.0
Earnings (loss) from operations	46.7	(5.6)

Finance costs	(0.8)	(0.6)
Other (losses) gains	(2.9)	3.9
Impairment loss on held-for-sale assets	(49.0)	-
Loss before taxes	(6.0)	(2.3)
Income tax (expense) recovery	(0.3)	3.9
(Loss) earnings from discontinued operations	(6.3)	1.6
1.	Depreciation and depletion relates to Peak Mines prior to reclassification as a discontinued operation.

Disclosure of detailed information about assets and liabilities of disposal group [Text Block]
The major classes of assets and liabilities of Peak Mines are as follows:

As at December 31
(in millions of U.S. dollars)	2017
Assets
Trade and other receivables	3.4
Inventories	10.0
Current income tax receivable	-
Prepaid expenses and other	1.1
Mining interests	85.3
Deferred tax assets	9.2
Total assets held for sale	109.0
Liabilities
Trade and other payables	16.9
Current income tax payable	7.7
Reclamation and closure cost obligations	18.0
Provisions	9.1
Deferred tax liabilities	11.1
Total liabilities held for sale	62.8
Net assets held for sale	46.2

Disclosure of detailed information about cash flows of discontinued operations and prior period comparatives [Text Block]
The following table provides details of the cash flow from operating and investing activities of Peak Mines for the year ended December 31, 2017 and prior-year comparative periods:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Operating activities
Earnings from discontinued operations	(6.3)	1.6
Adjustments for:
Reversal of inventory write-down	(0.4)	-
Foreign exchange losses (gains)	(2.1)	0.3
Reclamation and closure costs paid	(0.1)	(0.1)
Depreciation and depletion	24.6	70.3
Other non-cash adjustments	5.1	(3.9)
Income tax (recovery) expense	0.3	(3.9)
Finance costs	0.8	0.6
Impairment loss on held-for-sale assets	49.0	-
	70.9	64.9
Change in non-cash operating working capital	2.1	0.7
Income taxes paid	(5.8)	(8.4)
Cash generated from operations	67.2	57.2
Investing activities
Mining interests	(34.7)	(11.1)
Proceeds from the sale of assets	0.1	0.7
Cash used by investing activities	(34.6)	(10.4)
Change in cash and cash equivalents	32.6	46.8